Operating segment information (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 18, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2020 CNY (¥) segment	Dec. 18, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 18, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Operating segment information
Number of operating segments | segment					3	3
Revenue				¥ 80,035		¥ 2,260,505
Segment results				(199,395)
Depreciation and amortization				(14,931)
Finance income				779
Finance costs	¥ (29,503)			(29,503)		(263,810)
Foreign exchange losses				(2,641)
Transaction costs of the Business Combination		¥ (80)
Share-based compensation expense | $			$ (9,555)		$ (355)
Change in fair value of warrant liabilities				7,592
Loss before income tax				(244,150)
Services
Operating segment information
Revenue						¥ 0
Percentage of revenue					10.00%	10.00%
Predecessor
Operating segment information
Revenue				80,035					¥ 2,369,167		¥ 2,058,779
Segment results									(16,402)		(76,304)
Depreciation and amortization									(329,453)		(138,639)
Finance income									2,127		2,543
Finance costs							¥ (132,730)		(132,730)		(19,420)
Foreign exchange losses									(13,120)		(34,190)
Share-based compensation expense | $								$ (12,360)		$ (13,062)
Loss before income tax									¥ (159,954)		¥ (94,297)
Operating assets Tier 1
Operating segment information
Revenue				54,775		¥ 1,596,104
Operating assets Tier 2
Operating segment information
Revenue				14,523		302,946
Expansion assets
Operating segment information
Revenue				10,737		361,455
Operating segments
Operating segment information
Revenue				84,194		2,274,314
Segment results				3,265		472,090
Depreciation and amortization				(14,931)		(425,160)
Finance income				779		2,727
Finance costs				(29,503)		(263,810)
Foreign exchange losses				2,641		(49,389)
Transaction costs of the Business Combination				(165,842)		(7,609)
Share-based compensation expense				(10,514)		(692)
Headquarter severance costs						8,965
Gain on disposal of subsidiaries						3,558
Change in fair value of warrant liabilities				7,592		(112,729)
Corporate and other unallocated expenses				(14,387)		(114,167)
Loss before income tax				(244,150)		(504,146)
Operating segments | Operating assets Tier 1
Operating segment information
Segment results				6,222		455,990
Operating segments | Operating assets Tier 2
Operating segment information
Segment results				977		17,414
Operating segments | Expansion assets
Operating segment information
Segment results				(3,934)		(1,314)
Elimination of intersegment sales
Operating segment information
Revenue				(4,159)		(13,809)
Segment results				(2,784)
Elimination of intersegment sales | Predecessor
Operating segment information
Revenue				(4,159)
Elimination of intersegment sales | Operating assets Tier 1
Operating segment information
Revenue				(3,656)		(9,025)
Elimination of intersegment sales | Operating assets Tier 2
Operating segment information
Revenue				(398)		(3,246)
Elimination of intersegment sales | Expansion assets
Operating segment information
Revenue				¥ (105)		¥ (1,538)